Prepaid Expenses And Other Assets (Schedule Of Prepaid Expenses, Deferred Costs, And Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expense And Other Assets [Abstract]
Prepaid expense, Current	$ 27,406	$ 12,412
Deferred costs and other current assets, Current	7,102	7,747
Total, Current	34,508	20,159
Prepaid expenses, Noncurrent	21,158	7,892
Deferred costs, Noncurrent	738	776
Other, Noncurrent	704	350
Total, Noncurrent	$ 22,600	$ 9,018